Investment In Subsidiaries	12 Months Ended
Jun. 30, 2025
Parent Company [Member]
Investment In Subsidiaries [Line Items]
Investment In Subsidiaries

2. INVESTMENT IN SUBSIDIARIES

The Parent Company and its subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purposes of the Parent Company’s stand-alone financial statements, its investments in its subsidiaries are reported using the equity method of accounting. The Parent Company’s share of income and losses of its subsidiaries are reported as shares of income (loss) of its subsidiaries in the financial information to the Parent Company.